Related party transactions (Tables)	12 Months Ended
Dec. 31, 2015
Related party transactions
Schedule of the major related parties and their relationships with the Group

The table below sets forth the major related parties and their relationships with the Group as of December 31, 2015:

Name of related parties	Relationship with the Group

Tencent and its subsidiaries (“Tencent Group”)	Tencent is a shareholder of the Group
Shanghai Icson and its subsidiaries (“Shanghai Icson Group”)	An investee of the Group
Staging Finance Holding Ltd. and its subsidiaries (“Staging Finance Group”)	An investee of the Group
China Business Infinite Co., Ltd. and its subsidiaries (“Business Infinite Group”)	An investee of the Group
Bitauto and its subsidiaries (“Bitauto Group”)	An investee of the Group
Tuniu and its subsidiaries (“Tuniu Group”)	An investee of the Group

Schedule of the major related party transactions

	For the year ended December 31,
Transactions	2013	2014	2015
	RMB	RMB	RMB
Revenues:
Sales of goods to Staging Finance Group	—	—	1,016,286
Provision of fulfillment services and sales of goods to Business Infinite Group	—	—	112,541
Commission service revenue from cooperation on advertising business with Tencent Group	—	95,287	139,602
Online marketplace services provided to Tencent Group	—	272	111
Provision of fulfillment services and sales of goods to Shanghai Icson Group	—	164,811	6
Traffic support, marketing and promotion services provided to Bitauto Group	—	—	455,161
Traffic support, marketing and promotion services provided to Tuniu Group	—	—	51,095

Operating expenses:
Service and purchases from Shanghai Icson Group	—	103,976	168,875
Purchase of advertising resources from Tencent Group	—	88,076	195,805

Schedule of the major related party balances

	As of December 31,
	2014	2015
	RMB	RMB
Due from Shanghai Icson Group	237,365	105,176
Due from Tencent Group	174,949	520,094
Due from Staging Finance Group	—	183,260

Total	412,314	808,530

Due to Tencent Group	(321,066)	(77,893)
Due to Business Infinite Group	—	(6,209)
Due to Tuniu Group	—	(721)
Due to Bitauto Group	—	(311)

Total	(321,066)	(85,134)

Deferred revenues in relation to traffic support, marketing and promotion services to be provided to Bitauto Group	—	(2,755,158)
Deferred revenues in relation to traffic support, marketing and promotion services to be provided to Tuniu Group	—	(649,047)

Total	—	(3,404,205)